NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	$ (693)
Non-controlling interest, at ending	(701)
Saugatuck [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	(693)	$ (650)
Net loss attributable to non-controlling interest	(8)	(7)
Non-controlling interest, at ending	$ (701)	$ (657)